Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Sechedule of Revenue
	Year ended December 31,
	2025	2024
Zinc concentrate sales	$83,862	$76,322
Zinc concentrate provisional pricing adjustments – prior year	(2,325)	(125)
Zinc concentrate provisional pricing adjustments – current year	229	(331)
Smelting and refining charges	(7,530)	(11,565)
Revenue, net	$74,236	$64,301